UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_______________________to _______________________

Date of Report (Date of earliest event reported) _______________________

Commission File Number of securitizer: _______________________

Central Index Key Number of securitizer: _______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001853410 (Oceanview Acquisitions Residential Depositor, LLC)

Oceanview Mortgage Trust 2025-INV3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________________

Central Index Key Number of underwriter (if applicable): _______________________

Matthew Tomiak, Senior Vice President (305) 646-6476
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1 for the related information.

Item 3.	Exhibits

99.1 Disclosure required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades Report

Schedule 3 – Exception Grades Report

Schedule 4 – Valuation Summary Report

Schedule 5 – Data Compare Report

Schedule 6 – QM ATR Report

99.2 Disclosure required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 – Title Report Narrative

Schedule 2 – Title Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reportingity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 13, 2025

OCEANVIEW ACQUISITIONS RESIDENTIAL DEPOSITOR, LLC
(Securitizer)

By:	/s/ Matthew Tomiak
	Name:	Matthew Tomiak
	Title:	Senior Vice President

EXHIBIT INDEX

Exhibit Number

99.1 Disclosure required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades Report

Schedule 3 – Exception Grades Report

Schedule 4 – Valuation Summary Report

Schedule 5 – Data Compare Report

Schedule 6 – QM ATR Report

99.2 Disclosure required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 – Title Report Narrative

Schedule 2 – Title Report